Offerings	Jul. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 8,142,451.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-273524
Carry Forward Initial Effective Date	Jul. 31, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,201.82
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, this Registration Statement carries forward $8,142,451 of shares of beneficial interest that were previously registered pursuant to Registrant's Registration Statement on Form N-2 (File No. 333-273524) effective July 31, 2023 and which remain unsold as of the filing date of this Registration Statement (the "Unsold Shares"). Amount represents $8,142,451 of Unsold Shares, plus newly registered securities of $50,000,000 of shares of beneficial interest registered hereby.